Notes Payable (Tables)	12 Months Ended
Dec. 31, 2019
Notes Payable [Abstract]
Schedule of note payable
	As of
	December 31, 2019	December 31, 2018
Bank acceptance notes	$15,050,902	$17,120,504
Total	$15,050,902	$17,120,504